As Filed with the Securities Exchange Commission on October 24, 2001

                                      SECURITIES ACT FILE NO. 33-12213
                              INVESTMENT COMPANY ACT FILE NO. 811-5037
=====================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------

                                   FORM N-1A
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
             Pre-Effective Amendment No.                              [ ]


             Post Effective Amendment No. 125                         [X]


                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]


               Amendment No. 126                                      [X]


                        (Check appropriate box or boxes)

                       PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                        2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741

              Registrant's Telephone Number, including Area Code:
                                 (626) 852-1033

                                Robert M. Slotky
                       Professionally Managed Portfolios
                         2020 E. Financial Way, Ste 100
                               Glendora, CA 91741

                    (Name and Address of Agent for Service)

                                    Copy to:

                              Julie Allecta, Esq.
                     Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Fl.
                            San Francisco, CA 94104
                            ------------------------

It is proposed that this filing will become effective  (check  appropriate box)


     [ ] Immediately upon filing pursuant to paragraph (b)
     [X] On October 29, 2001 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] On              pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] On             pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         US GLOBAL LEADERS GROWTH FUND



                                   PROSPECTUS
                                OCTOBER 29, 2001



The Securities and Exchange Commission has not approved or disapproved these
securities or passed upon the accuracy or adequacy of this Prospectus.   Any
representation to the contrary is a criminal offense.

TABLE OF CONTENTS

An Overview of the Fund
Performance
Fees and Expenses
Objective and Investment Approach of the Fund
Principal Risks of Investing in the Fund
Advisor's Discussion of Fund Performance
Investment Advisor
Shareholder Information
Pricing of Fund Shares
Dividends and Distributions
Tax Consequences
Financial Highlights
Privacy Notice

                            AN OVERVIEW OF THE FUND

What is the Fund's investment goal?

The Fund seeks long-term growth of capital.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its goal through investment in sustainable growth companies with a global reach. The Fund primarily invests in common stocks of U.S. companies that have substantial international activities ("U.S. Global Leaders"). The Advisor considers U.S. companies that have leading positions in growing markets in developed countries and also derive a substantial portion of their profits in fast-growing emerging markets as U.S. Global Leaders. The Advisor considers U.S. Global Leaders companies typically to possess the following sustainable growth qualities:

* Hold leading market shares of their relevant growth markets, and hence possess the pricing flexibility that results in high profit margins and high investment returns.

* Supply consumable products or services so that their revenue streams are recurring rather than derived from infrequent or postponable sales of big-ticket items.

Unlike mutual funds that are classified as "global" funds, the Fund does not have a principal investment policy that calls for foreign investing.

The Fund is non-diversified. This means that with respect to 50% of its assets, it may make larger investments in individual companies than a fund that is diversified. However, with respect to the other 50% of its assets, the Fund may only invest up to 5% of its assets in any individual security.

What are the principal risks of investing in the Fund?

There is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

*  The stock market goes down
*  Interest rates rise which can result in a decline in the equity market
*  Growth stocks fall out of favor with the stock market
* Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated
* Because the Fund has the ability to take larger positions in a small number of issuers, the Fund's share price may be more volatile than the share price of a diversified fund.

An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who may want to invest in the Fund?

The Fund may be appropriate for investors who:

*  Are  pursuing  a  long-term  goal  such  as  retirement
* Want to add an investment with growth potential to diversify their investment portfolio
*  Are willing to accept higher short-term risk

The Fund may not be appropriate for investors who:

*  Need regular income or stability of principal
*  Are pursuing a short-term goal

                                  PERFORMANCE

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year. The table shows the Fund's average annual total return over time compared with a broad-based market index. This past performance will not necessarily continue in the future.

Calendar Year Total Returns*

[The following is the bar chart]

2000: 4.15%
1999: 7.88%
1998: 31.98%
1997: 40.46%
1996: 23.14%

The Fund's year-to-date return as of 9/30/01 was -16.36%

*During the period shown in the bar chart, the Fund's highest quarterly return was 29.43% for the quarter ended December 31, 1998 and the lowest quarterly return was -16.69% for the quarter ended September 30, 1998.

Average Annual Total Returns
as of December 31, 2000

                                                            Since Inception
                                    1 Year       5 Years       (9/29/95)
                                    ------       -------    ---------------
U.S. Global Leaders Growth Fund      4.15%        20.71%        21.10%
S&P 500 Index*                      -9.10%        18.33%        18.65%
________________
* The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large sized U.S. companies.

                               FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases            None
Maximum deferred sales charge (load)                        None
Redemption fee (as a percentage of amount redeemed)*        2.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Advisory Fee                                                1.00%
Other Expenses                                              0.38%
                                                            ----
Total Annual Fund Operating Expenses                        1.38%
                                                            ====
_____________________

* The redemption fee applies to those shares that you have held for less than six months. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

One Year                                  $140
Three Years                               $437
Five Years                                $755
Ten Years                               $1,657

                  OBJECTIVE AND INVESTMENT APPROACH OF THE FUND

The goal of the U.S. Global Leaders Growth Fund is to seek long-term growth of capital through its investment in sustainable growth companies with a global reach.

The Fund invests primarily in common stocks of United States companies that have substantial international activities ("U.S. Global Leaders"). Under normal market conditions, at least 65% of the Fund's total assets will be invested in stocks of companies the Advisor regards as U.S. Global Leaders. U.S. Global Leaders companies typically exhibit these key sustainable growth characteristics:

* Hold leading market shares of their relevant growth markets, and hence possess the pricing flexibility that results in high profit margins and high investment returns.

* Supply consumable products or services so that their revenue streams are recurring rather than derived from infrequent or postponable sales of big-ticket items.

The Advisor believes that companies with these characteristics should have relatively low business risk and relatively high sustainability of earnings growth.

The Advisor believes that leading multi-national companies traded publicly in U.S. securities markets have a number of advantages that make them
attractive   investments.   U.S.  capital  markets  are  large  and  liquid.
Accounting practices are consistent and well regulated. Currency and political risks are minimized, and the costs associated with investing abroad are reduced.

Companies that have leading positions in growing markets in the U.S. and other developed countries and also derive a significant portion of their profits in fast-growing emerging markets are relatively limited in number at this time. Because of the difficulty and expense in building broad-based distribution in newer global markets, it appears likely that the number of such companies will not expand rapidly. Thus, the Advisor believes that the stocks of multinational companies that can sustain superior global earnings growth are likely to be accorded premium relative valuations.

The Advisor's investment policy is to identify U.S. Global Leaders companies with superior long-term earnings prospects and to continue to own them as long as their managements are fulfilling their mission. As long as the Advisor believes that shares of such companies continue to enjoy favorable prospects for capital growth and that they are not overvalued in the marketplace, such shares are ordinarily retained.

The Fund anticipates that its portfolio turnover rate will not normally exceed 25%. This means that the Fund has the potential to be a tax efficient investment. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. This anticipated lack of frequent trading can also lead to lower transaction costs, which could help to improve the Fund's performance.

Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

                    PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return have previously been summarized under "An Overview of the Fund." These risks are discussed in more detail below.

Management Risk. Management risk means that your investment in the Fund varies with the success or failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost.

Market Risk. Market risk means that the price of common stocks may move up or down (sometimes rapidly and unpredictably) in response to general market and economic conditions, investor perception and anticipated events, as well as the activities of the particular issuer. Market risk may affect a single issuer, industry, section of the economy or the market as a whole. Since the Fund invests in equity securities of undervalued companies, its share price will change daily in response to stock market movements.



                    ADVISOR'S DISCUSSION OF FUND PERFORMANCE

The Fund closed the fiscal year ended June 30, 2001 with a decline of 5.27% compared to the S&P 500's drop of 14.85% during the same period. Since its inception, the Fund has produced annualized returns of 17.46% for shareholders, in excess of the 15.50% returns of the S&P 500. This past fiscal year has seen a significant change in the U.S. economy. The unprecedented capital goods boom of the late 1990s - particularly in the information technology sector - has given way to an unprecedented bust, the degree and duration of which is still unknown at this juncture. In addition, the broader economy has been slowing from its recent unsustainable pace. While the broader market has suffered as a result, the Fund has been less impacted due to the nature of its investment approach. The Fund is a concentrated portfolio of formidably competitive, sustainable growth companies with a global reach. These enterprises provide services or sell products that are consumed by millions of customers and need to be replaced, hence they are expected to be far less impacted by economic slowdowns here and abroad than most companies. The Advisor believes that they should be able to post earnings gains collectively in 2001 and return to their long-term historical growth pattern in the 15%-20% range once the economy recovers. In contrast, corporate profits in the aggregate are likely to decline more than 20%. Furthermore, the Fund has benefited from its lack of exposure to the technology sector, which has been among the worst performing sectors in the market during the fiscal year.

                               INVESTMENT ADVISOR

Yeager, Wood & Marshall Incorporated is the Fund's investment advisor. The Advisor is located at 630 Fifth Avenue, New York, NY 10111. The Advisor has been providing investment advisory services since 1968 and is controlled by Mr. George M. Yeager, President. The Advisor provides investment advisory services to individual and institutional investors with assets under management of $345 million as of September 30, 2001.

The Advisor supervises the Fund's investment activities and determines which securities are purchased and sold by the Fund. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended June 30, 2001, the Advisor received advisory fees of 1.00% of the Fund's average daily net assets.


                               PORTFOLIO MANAGERS

Mr. George M. Yeager, President of the Advisor, and Mr. George P. Fraise, Executive Vice President of the Advisor, are responsible for the day-to-day management of the Fund's portfolio. Mr. Yeager has been with the Advisor since 1968. Mr. Fraise joined the Advisor in early 2000 and is a member of its Investment Policy Committee. Prior to joining the Advisor, Mr. Fraise was associated with Scudder Kemper Investments where he was a co-manager for the Scudder Large Company Growth Fund and a co-lead manager for the Kemper Growth Fund.

                            SHAREHOLDER INFORMATION

How to Buy Shares

You may open a Fund account with $2,000 and add to your account at any time with $1,000 or more. After you have opened your Fund account, you also may make automatic subsequent monthly investments with $250 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by the Fund.

You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund does not issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

By Check

If you are making an initial investment in the Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to "U.S. Global Leaders Growth Fund") to:

U.S. Global Leaders Growth Fund
c/o American Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952

If you wish to send your Account Application and check via an overnight delivery service (such as FedEx), you should call the Transfer Agent at (800) 282-2340 for instructions.

If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it together with a check made payable to "U.S. Global Leaders Growth Fund" to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

By Wire

If you are making an initial investment in the Fund, before you wire funds you should call the Transfer Agent at (800) 282-2340 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

     First National Bank of Omaha
     Omaha, NE
     ABA# 104000016
     U.S. Global Leaders Growth Fund
     DDA Account# 22669607
     Account name (shareholder name)
     Shareholder account number

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Advisor may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

By Payment in Kind

In certain situations, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund's objective and otherwise acceptable to the Advisor.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $250. If you wish to enroll in this Plan, complete the appropriate section of the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

Retirement Plans

The Fund offers an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling (811) 811-0220. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business.


You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

               U.S. Global Leaders Growth Fund
               c/o American Data Services, Inc.
               P.O. Box 542007
               Omaha, NE 68154-1952

To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 282-2340 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before executing an instruction received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is
reasonably  believed  to  be  genuine.   This  includes  any  fraudulent  or
unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 282-2340 for instructions. You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

The Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before the Fund takes any action.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

                             PRICING OF FUND SHARES

The price of the Fund's shares is based on the Fund's net asset value. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                          DIVIDENDS AND DISTRIBUTIONS

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically after year end. The Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

                                TAX CONSEQUENCES

The Fund may make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                              FINANCIAL HIGHLIGHTS

This table shows the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Ernst & Young LLP, Independent Auditors. Their report and the Fund's financial statements are included in the Annual Report, which is available upon request.

For a capital share outstanding throughout each year
______________________________________________________________________________

                                                             Year Ended June 30,
                                                ----------------------------------------
                                                2001     2000     1999     1998     1997
Net asset value, beginning of year ........... $26.37   $25.65   $22.35   $16.29   $12.08
                                                -----    -----    -----    -----    -----
Income from investment operations:
   Net investment loss ....................... (0.14)   (0.07)    (0.13)   (0.07)   (0.04)

   Net realized and unrealized gain (loss)
    on investments ........................... (1.25)    0.79      3.43     6.13     4.39
                                                ----     ----      ----     ----     ----

Total from investment operations ............. (1.39)    0.72      3.30     6.06     4.35
                                                ----     ----      ----     ----     ----

Less distributions:
   From net realized gain ....................   -        -         -         -     (0.14)
                                                ----     ----      ----     ----     ----

Net asset value, end of year .................$24.98   $26.37    $25.65    $22.35    $16.29
                                               =====    =====     =====     =====     =====

Total return .................................(5.27%)   2.81%     14.77%    37.20%    36.29%

Ratios/supplemental data:
   Net assets, end of year (millions) ........ $81.20  $86.90    $129.00   $89.40    $26.90


Ratio of expenses to average net assets:
   Before fees waived and expenses absorbed... 1.38%    1.31%     1.31%     1.43%     1.87%

   After fees waived and expenses absorbed ... 1.38%    1.31%     1.31%     1.42%     1.48%

Ratio of net investment loss to average
  net assets:
   Before fees waived and expenses absorbed... (0.54%) (0.23%)   (0.66%)   (0.67%)   (0.79%)

   After fees waived and expenses absorbed.... (0.54%) (0.23%)   (0.66%)   (0.66%)   (0.39%)


Portfolio turnover rate ......................  3.12%  24.91%    14.27%    4.02%     21.49%

ADVISOR

Yeager, Wood & Marshall, Incorporated
630 Fifth Avenue
New York, New York 10111
(212) 765-5350

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

CUSTODIAN

Firstar Institutional Custody Services
425 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AND DIVIDEND DISBURSING AGENT

American Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952

AUDITORS

Ernst & Young LLP
725 South Figueroa Street
Los Angeles, California 90017

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker, LLP
345 California Street, 29th Floor
San Francisco, California 94104

                                 PRIVACY NOTICE

The Fund, the Advisor and the Distributor collect non-public information about you from the following sources:

*  Information we receive about you on applications or other forms;
*  Information you give us orally; and
*  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

                        U.S. GLOBAL LEADERS GROWTH FUND
           a series of Professionally Managed Portfolios (the "Trust
                            www.usgloballeaders.com


For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI).  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                          American Data Services, Inc.
                                P.O. Box 542007
                              Omaha, NE 68154-1952
                           Telephone: 1-800-282-2340

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

* Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov, or
* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or
* For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust's SEC Investment Company Act file number is 811-05037)

                      STATEMENT OF ADDITIONAL INFORMATION


                                October 29, 2001



                        U.S. GLOBAL LEADERS GROWTH FUND
                                  a series of
                       PROFESSIONALLY MANAGED PORTFOLIOS
                                630 Fifth Avenue
                               New York, NY 10111
                                 (212) 765-5350


This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated October 29, 2001, as may be revised, of U.S. Global Leaders Growth Fund (the "Fund"), a series of Professionally Managed Portfolios (the "Trust"). Yeager, Wood & Marshall Incorporated (the "Advisor") is the investment adviser to the Fund. A copy of the Fund's Prospectus is available by calling the number listed above.


                               TABLE OF CONTENTS



The Trust .............................................. B-
Investment Objective and Policies ...................... B-
Investment Restrictions ................................ B-
Distributions and Tax Information ...................... B-
Trustees and Executive Officers ........................ B-
The Fund's Investment Advisor .......................... B-
The Fund's Administrator ..............................  B-
The Fund's Distributor ................................. B-
Execution of Portfolio Transactions .................... B-
Portfolio Turnover...................................... B-
Additional Purchase and Redemption Information ......... B-
Determination of Share Price ........................... B-
Performance Information ................................ B-
General Information .................................... B-
Financial Statements ................................... B-
Appendix ............................................... B-

                                   THE TRUST

Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Fund.

The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                       INVESTMENT OBJECTIVE AND POLICIES

The U.S. Global Leaders Growth Fund is a mutual fund with the investment
objective of seeking growth of capital.   The Fund is non-diversified, which
under the Investment Company Act of 1940 ("1940 Act") means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of any one issuer. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

Repurchase Agreements. The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the1940 Act.

Investment Companies. The Fund may invest in shares of other invest companies in pursuit of its investment objective. This may include investment in money market mutual funds in connection with the Fund's management of daily cash positions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.

Foreign Investments. The Advisor is permitted to invest up to 25% of the Fund's net assets in foreign companies, although the level of such investment is not expected to exceed 15% under normal circumstances. The Advisor intends to invest only in large capitalization, well established foreign issuers the securities of which are traded in the U.S., and which present their financial data in accordance with generally accepted accounting principles in the U.S. Thus, the Advisor expects that there will be little if any risk associated with its foreign investments.


American Depositary Receipts. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are receipts for the shares of a foreign-based corporation. The Fund treats ADRs as interests in the underlying securities for purposes of its investment policies. A purchaser of an unsponsored ADR may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored ADR.

Risks of Investing in Foreign Securities.   Investments in foreign securities
involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected by currency restrictions and exchange control regulations enacted from time to time.

Euro Conversion. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion, that will take place over a several-year period, could have potential adverse effects on the Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Fund's operations. The Fund and the Advisor are working with providers of services to the Fund in the areas of clearance and settlement of trade in an effect to avoid any material impact on the Fund due to the euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on the Fund.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Emerging Markets. Some of the securities in which the Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund's investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Borrowing.   The Fund may borrow money from banks in an aggregate amount not to exceed one-third of the value of the Fund's total assets to meet temporary or emergency purposes, and may pledge its assets in connection with such borrowings. The Fund will not purchase any securities while any such borrowings exceed 5% of the Fund's total assets.

Illiquid Securities. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. However, these may become illiquid if institutions become for a time disinterested in buying these securities. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Short-Term Investments. The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

                            INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

1. Make loans to others, except (a) through the occasional purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2. (a) Borrow money, except as stated in the Prospectus and this SAI. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

     (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4. Purchase or sell real estate, commodities or commodity contracts (the Board of Trustees may in the future authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

7.   Invest in any issuer for purposes of exercising control or management.

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

8. Invest in securities of other investment companies except as permitted under the 1940 Act.

9. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

10. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                       DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of ordinary income for such year, (ii) at least 98% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policies, it is expected that dividends from domestic corporations may be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application
of backup withholding.   The Fund reserves the right to refuse to open an
account for any person failing to provide a certified taxpayer identification number.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

                        TRUSTEES AND EXECUTIVE OFFICERS

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Steven J. Paggioli,* 04/03/50  President and Trustee

915 Broadway, New York, New York 10010. Executive Vice President, Investment Company Administration, LLC ("ICA") (mutual fund administrator and the Fund's administrator); Vice President, Advisors Series Trust; Trustee, Managers Funds.

Dorothy A. Berry,   08/12/43 Chairman and Trustee

4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. President, Talon Industries (venture capital and business consulting); formerly Chief Operating

Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook  09/10/39  Trustee

4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel   05/23 /38  Trustee

4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington   06/01/44   Trustee

4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky*        6/17/47    Treasurer

2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, ICA since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992-1996).

Robin Berger*      11/17/56   Secretary

915 Broadway, New York, New York 10010. Vice President, The Wadsworth Group since June, 1993.

Robert H. Wadsworth*    01/25/40   Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018.  President,  Robert
H. Wadsworth & Associates, Inc. and ICA; Vice President, Advisors Series Trust; President and Trustee, Trust for Investment Managers; Director, Germany Fund, Inc., New Germany Fund, Inc., Central European Equity Fund, Inc. and Deutsche Funds, Inc.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.


Set forth below is the rate of compensation received by the following Trustees from all portfolios of the Trust for the calendar year ended December 31, 2000. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee from the portfolios of the Trust.

Name of Trustee          Total Annual Compensation

Dorothy A. Berry         $25,000
Wallace L. Cook          $20,000
Carl A. Froebel          $20,000
Rowley W.P. Redington    $20,000

During the Fund's fiscal year ended June 30, 2001, $11,092 of Trustees' fees and expenses were allocated to the Fund. As of the date of this SAI, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.


                         THE FUND'S INVESTMENT ADVISOR

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund.

Under the Investment Advisory Agreement with the Fund, the Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly investment advisory fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.00% annually. The Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

The Advisor has voluntarily agreed to reduce its fees and/or pay expenses of the Fund to ensure that the Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 1.39% of the Fund's average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund if the Advisor requests in subsequent
fiscal years.   This reimbursement may be requested by the Advisor if the
aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

During the fiscal years ended June 30, 2001, 2000 and 1999, the Fund paid advisory fees of $845,254, $1,042,045 and $1,017,545, respectively.


                            THE FUND'S ADMINISTRATOR


Investment Company Administration, LLC (the "Administrator") acts as administrator for the Fund. The Administrator is a division of Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of US Bancorp. FMFS provides one or more of its core administration, transfer agency, fund accounting, distribution and custodial services to over 250 mutual fund complexes comprised of 800 fund
portfolios with an aggregate market value of approximately $130 billion.   The
Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives a monthly fee based on the Fund's average daily net assets at the following annual rate:


Average net assets                 Fee or fee rate

Under $15 million                  $30,000
$15 to $50 million                  0.20% of average net assets
$50 to $80 million                  0.15% of average net assets
$80 million to $100 million         0.10% of average net assets
Over $100 million                   0.05% of average net assets


During the fiscal years ended June 30, 2001, 2000 and 1999, the Fund paid the Administrator fees of $149,480, $164,270 and $162,193, respectively.


                             THE FUND'S DISTRIBUTOR


Quasar Distributors, LLC (the "Distributor") acts as the Fund's distributor in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers. The Fund does not use the Distributor to execute its portfolio transactions.


For the fiscal years ended June 30, 2001 and 2000, the Fund paid $2,778 and $109,873, respectively, in brokerage commissions. For the fiscal year ended June 30, 1999, the Fund paid $80,491 in brokerage commissions, of which $4,564 was paid to firms that furnished research services.

                               PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." For the fiscal years ended June 30, 2001 and 2000, the Fund had a portfolio turnover rate of 3.12% and 24.91%, respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

You may purchase shares of the Fund from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Fund's Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"). If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price. Orders are in proper form only after funds are converted to U.S. funds.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

The Fund may also issue Fund shares in exchange for appropriate portfolio securities. Such transactions may benefit the Fund by eliminating the transaction costs that would otherwise be borne by the Fund in purchasing portfolio securities in the stock markets. Under certain limited conditions, an investor may purchase Fund shares with portfolio securities that are moved into the Fund's portfolio on a tax-free basis for the investor. In such instance, the unrealized gain or loss in the transferred portfolio would become unrealized gain or loss for the Fund.

How to Sell Shares

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for Fund shares redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request with complete information and meeting all the requirements discussed in the Fund's Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

Selling shares directly to the Fund

Send a signed letter of instruction to the Transfer Agent. The price you will receive is the next net asset value calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in the Fund's Prospectus. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling shares through your investment representative

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent's records, a signature guarantee is required. The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

Delivery of proceeds

The Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules, as stated above under "How to Sell Shares."

Telephone redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind

The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

                          DETERMINATION OF SHARE PRICE

As noted in the Prospectus, the net asset value of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the net asset value of shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Fund shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last reported bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                            PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

           n
     P(1+T)  =  ERV

Where: P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

 T  =  average annual total return
 n  =  number of years
 ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.


Average annual total return for the Fund for the periods ending June 30, 2001 are as follows:

One Year            -5.27%
Five Years          15.88%
From Inception      17.46%
(September 29, 1995)


                              GENERAL INFORMATION

Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.


Firstar Institutional Custody Services, located at 425 Walnut St., Cincinnati, Ohio 45201 acts as Custodian of the securities and other assets of the Fund. The Custodian, the Distributor and Administrator are affiliated companies. American Data Services, Inc., P.O. Box 542007, Omaha, NE 68154-1952 acts as the Fund's transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund.


Ernst & Young LLP, 725 South Figueroa, Los Angeles, CA 90017, are the independent auditors for the Fund.

Paul, Hastings, Janofsky & Walker, LLP, 345 California St., 29th floor, San Francisco, California 94104, are legal counsel to the Fund.

On September 30, 2001, the following persons owned of record and/or beneficially more than 5% of the Fund's outstanding voting securities:

Salomon Smith Barney, New York, NY 10001; 16.11%
Lazard Freres & Co. LLC, New York, NY 10020; 6.83%
Charles Schwab & Co., San Francisco, CA 94104; 22.23%
Brandt Dayton, TTEE, New York, NY 10023; 6.59%


The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Board of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

                              FINANCIAL STATEMENTS

The annual report to shareholders for the Fund for its most recent fiscal year end is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                              PROFESSIONALLY MANAGED PORTFOLIOS

                                         PART C

Item 23.  Exhibits.

                  (1)  Agreement and Declaration of Trust (1)
                  (2)  By-Laws (1)
                  (3) Specimen stock certificate (6)
                  (4) Form of Investment Advisory Agreement (2)
                  (5) Form of Distribution Agreement (2)
                  (6) Not applicable
                  (7) Form of Custodian Agreement with Star Bank, NA (5)
                  (8) (1) Form of Administration Agreement with Investment
                           Company Administration, LLC (3)
                       (2)(a) Fund Accounting Service Agreement with
                              American Data Services (5)
                       (2)(b) Transfer Agency and Service Agreement with
                              American Data Services (5)
                       (3) Transfer Agency and Fund Accounting Agreement with
                           Countrywide Fund Services (4)
                       (4) Transfer Agency Agreement with Provident Financial
                           Processing Corporation (10)
                  (9) Opinion of counsel (7)
                  (10) Consent of Auditors
                  (11) Not applicable
                  (12) No undertaking in effect
                  (13) Not applicable
                  (14) Not applicable
                  (15) Not applicable
                  (16) (a) Code of Ethics-Yeager, Woods & Marshall, Inc. (8)
                       (b) Code of Ethics-Quasar Distributors, LLC (9)

1 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.
2 Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.
3 Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.
4 Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.
5 Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on June 15, 1998.
6 Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on October 29, 1998.
7 Incorporated by reference from Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A, filed on October 12, 1999.
8 Incorporated by reference from Post-Effective Amendment No. 107 to the Registration Statement on Form N-1A, filed on October 25, 2000.
9 Incorporated by reference from Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A, filed on October 23, 2001.
10 To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant.

     As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 25.  Indemnification

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

     In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

     With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV, File No. 801-4995.

Item 27.  Principal Underwriters.

         (a) Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as principal underwriter for the following investment companies:

     Firstar Funds
     Cullen Funds Trust
     Country Growth Fund, Inc.
     Country Asset Allocation Fund, Inc.
     Country Tax Exempt Bond Fund, Inc.
     Country Taxable Fixed Income Series, Inc.
     Country Money Market Fund
     Country Long-Term Bond Fund
     Country Short-Term Government Bond Fund
     Kit Cole Investment Trust
     The Hennesy Mutual Funds
     The Hennessy Funds
     Jefferson Fund Group Trust
     Everest Funds
     Brandywine Advisors Fund
     Light Revolution Fund
     IPS Funds
     Glen Rauch Funds
     The Arbitrage Funds
     The Jensen Portfolio
     The Lindner Funds
     Thompson Plumb Funds
     AHA Investment Funds Inc.
     Westler Trust
     Mutuals.com
     Advisors Series Trust
     Trust for Investment Managers
     PIC Investment Trust

First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

                         Position and Offices          Position and
Name and Principal            with Principal           Offices with
Business Address*             Underwriter              Registrant

James R. Schoenike       President, Board Member       None
Donna J. Berth           Treasurer                     None
James J. Barresi         Secretary                     None
Joe Redwine              Board Member                  None
Bob Kern                 Board Member                  None
Paul Rock                Board Member                  None
Jennie Carlson           Board Member                  None

*The address of each of the foregoing is 615 East Michigan Street, Milwaukee, WI 53202.

     (c)  Not applicable.

Item 28.  Location of Accounts and Records.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6),
     (7), (9), (10) and (11) of Rule 31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

Item 29. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 30.  Undertakings

          The registrant undertakes:

         (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

         (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                           SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant represents that this amendment meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Glendora in the State of California on October 24, 2001.


                              PROFESSIONALLY MANAGED PORTFOLIOS

                                  By /s/Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Steven J. Paggioli             Trustee        October 24, 2001
Steven J. Paggioli

/s/ Robert M. Slotky               Principal      October 24, 2001
Robert M. Slotky                   Financial
                                   Officer

Dorothy A. Berry                   Trustee        October 24, 2001
*Dorothy A. Berry

Wallace L. Cook                    Trustee        October 24, 2001
*Wallace L. Cook

Carl A. Froebel                    Trustee        October 24, 2001
*Carl A. Froebel

Rowley W. P. Redington             Trustee        October 24, 2001
*Rowley W. P. Redington


* By /s/ Steven J. Paggioli
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995

                                    EXHIBITS

Exhibit No.         Description

99B.10         Consent of Auditors